CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE (LOSS)/INCOME - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Guarantee service income
Commissions and fees on financial guarantee services	$ 6,193,225	$ 7,860,629
(Provision)/reversal of provision on financial guarantee services	(2,907,999)	576,456
Commission and fees on guarantee services, net	3,285,226	8,437,085
Direct financing lease income
Direct financing lease interest income	3,164,317	3,547,273
Interest expense for direct financing lease	(746,615)	(454,002)
Provision for lease payment receivable	(597,444)	(70,467)
Net direct financing lease interest income after provision for receivables	1,820,258	3,022,804
Financial advisory and lease agency income	402,800	3,386,586
Net revenue	5,508,284	14,846,475
Non-interest income
Interest on short-term investment	13,958,540	16,657,246
Total non-interest income	13,958,540	16,657,246
Non-interest expense
Business taxes and surcharge	(167,867)	(200,223)
Salaries and employees surcharge	(1,524,720)	(424,872)
Rental expenses	(271,357)	(190,239)
Other operating expenses	(4,621,038)	(1,468,741)
Total non-interest expense	(6,584,982)	(2,284,075)
Income before taxes	12,881,842	29,219,646
Income tax expense	(1,387,373)	(3,662,488)
Deferred tax benefit	622,928	515,495
NET INCOME	12,117,397	26,072,653
Other comprehensive income
Foreign currency translation adjustment	(19,361,292)	1,757,840
COMPREHENSIVE (LOSS) INCOME	$ (7,243,895)	$ 27,830,493
Weighted-average ordinary shares outstanding - basic and diluted	20,012,356	16,800,000
Earnings per share - Basic and diluted	$ 0.61	$ 1.55